Calvert
Mortgage Access Fund
June 30, 2023
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 41.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$71	$ 58,289
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	246,077
Bellemeade Re, Ltd., Series 2022-2, Class M1A, 9.067%, (30-day average SOFR + 4.00%), 9/27/32(1)(3)	500	514,247
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	86	74,833
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	128	113,579
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	959	844,642
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	886	866,343
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	92	88,794
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	468,268
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	449	447,518
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.81%, 5/25/65(1)(2)	500	482,713
FARM Mortgage Trust:
Series 2021-1, Class B, 3.238% to 7/25/47, 7/25/51(1)(4)	782	543,009
Series 2022-1, Class B, 2.944%, 1/25/52(1)(2)	387	262,536
Series 2023-1, Class B, 3.031%, 3/25/52(1)(2)	494	337,021
Federal Home Loan Mortgage Corp., Series 5327, Class B, 6.00%, 8/25/53	650	658,956
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.65%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(3)	250	266,944
Series 2023-HQA2, Class M1B, 8.417% to 6/25/28, (30-day average SOFR + 3.35%), 6/25/43(1)(3)	750	759,375
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	503,279
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.40%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	389	412,391
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	242	247,228
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	93	91,448
Series 2022-NQM4, Class M1, 5.741%, 8/25/67(1)(2)	100	93,815
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	473	469,927
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	623	95,668
Series 2022-126, Class AS, 0.000%, (3.69% - 30-day average SOFR x 0.00%, Floor 0.00%), 7/20/52(5)(6)	858	13,077
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-173, Class S, 4.157%, (22.733% - 30-day average SOFR x 3.667), 10/20/52(6)	$235	$ 232,308
Series 2022-195, Class AS, 4.38%, (23.125% - 30-day average SOFR x 3.70), 11/20/52(6)	246	263,916
Series 2022-197, Class SW, 4.161%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(6)	236	231,849
Series 2023-13, Class SA, 0.469%, (5.40% - 30-day average SOFR x 3.70), 1/20/53(5)(6)	1,970	39,868
Series 2023-19, Class SD, 1.234%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	987	46,727
Series 2023-22, Class ES, 1.234%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	986	48,322
Series 2023-24, Class SB, 0.084%, (5.15% - 30-day average SOFR), 2/20/53(5)(6)	1,973	48,508
Series 2023-24, Class SG, 1.234%, (6.30% - 30-day average SOFR), 2/20/53(5)(6)	986	48,322
Series 2023-38, Class LS, 1.234%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	991	47,690
Series 2023-47, Class HS, 1.234%, (6.30% - 30-day average SOFR), 3/20/53(5)(6)	347	16,691
Series 2023-47, Class SC, 1.319%, (6.25% - 30-day average SOFR), 3/20/53(5)(6)	495	22,633
Series 2023-65, Class G, 3.974%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(6)	499	482,013
Series 2023-89, Class SE, 1.15%, (6.05% - 30-day average SOFR), 6/20/53(5)(6)	2,500	104,232
Series 2023-96, Class BL, 6.00%, 7/20/53	650	663,729
Series 2023-98, Class BW, 6.00%, 7/20/53	250	255,946
Series 2023-99, Class AL, 6.00%, 7/20/53	250	255,778
Series 2023-102, Class SG, 3.73%, (22.55% - 30-day average SOFR x 3.73), 7/20/53(6)	350	346,932
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	111,108
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 10.40%, (1 mo. USD LIBOR + 5.25%), 5/25/55(1)(3)	841	838,343
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.00%, (1 mo. USD LIBOR + 3.85%), 2/25/25(1)(3)	500	501,261
Series 2022-GT1, Class A, 9.317%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	500	500,530
Radnor RE, Ltd., Series 2022-1, Class M1A, 8.817%, (30-day average SOFR + 3.75%), 9/25/32(1)(3)	500	507,323
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	16	15,043
Total Collateralized Mortgage Obligations (identified cost $14,560,825)		$14,589,049

Calvert
Mortgage Access Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 85.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #QE9457, 5.00%, 9/1/52	$247	$ 243,212
Federal National Mortgage Association:
4.50%, 8/1/52	49	47,429
5.00%, with various maturities to 2052	1,331	1,307,899
5.50%, 11/1/52	99	99,050
Government National Mortgage Association:
4.00%, with various maturities to 2052(7)	1,085	1,030,676
4.50%, with various maturities to 2052	393	380,986
5.00%, with various maturities to 2052	7,524	7,431,638
5.50%, with various maturities to 2062	3,462	3,456,679
5.50%, 30-Year, TBA(8)	2,300	2,290,599
6.00%, with various maturities to 2053	1,366	1,391,863
6.00%, 30-Year, TBA(8)	3,650	3,674,896
6.50%, with various maturities to 2063	3,317	3,415,489
6.50%, 30-Year, TBA(8)	2,650	2,697,564
7.00%, with various maturities to 2062(7)	2,349	2,459,245
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $30,325,452)		$29,927,225

Short-Term Investments — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(9)	1,986,315	$ 1,986,315
Total Short-Term Investments (identified cost $1,986,315)		$ 1,986,315
Total Investments — 132.4% (identified cost $46,872,592)		$46,502,589
Other Assets, Less Liabilities — (32.4)%		$(11,380,882)
Net Assets — 100.0%		$35,121,707

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $10,162,605 or 28.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2023.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USD	– United States Dollar

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	17	Long	9/29/23	$1,820,594	$(32,175)
U.S. 10-Year Treasury Note	53	Long	9/20/23	5,950,078	(98,148)
					$(130,323)

Calvert
Mortgage Access Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2023, the Fund entered into futures contracts to manage duration.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	5/26/23	On Demand(1)	5.20%	$288,113	$289,427
Total Investments				$288,113	$289,427

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2023, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. government agency mortgage-backed securities having an aggregate market value of $304,191.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,986,315, which represents 5.7% of the Fund's net assets. Transactions in such funds for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,695,050	$11,469,521	$(14,178,256)	$ —	$ —	$1,986,315	$19,092	1,986,315

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$14,589,049	$ —	$14,589,049
U.S. Government Agency Mortgage-Backed Securities	—	29,927,225	—	29,927,225
Short-Term Investments	1,986,315	—	—	1,986,315
Total Investments	$1,986,315	$44,516,274	$ —	$46,502,589

Calvert
Mortgage Access Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(130,323)	$ —	$ —	$(130,323)
Total	$(130,323)	$ —	$ —	$(130,323)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4